Property, plant and equipment, net (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment.	€ 30,849	€ 27,675
Thereof pledged assets of Property, Plant and Equipment	6,408	6,691
Land, buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment.	21,339	17,085
Other facilities, factory and office equipment
Property, plant and equipment
Property, plant and equipment.	1,635	1,502
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment.	26	16
Plant and machinery (includes assets under finance lease)
Property, plant and equipment
Property, plant and equipment.	7,849	9,072
Leased assets included in Property, Plant and Equipment:
Property, plant and equipment
Property, plant and equipment.	180	357
Printers leased to customers under operating lease
Property, plant and equipment
Property, plant and equipment.	€ 180	208
Other factory equipment
Property, plant and equipment
Property, plant and equipment.		€ 149